Intangible assets (Narrative) (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Amortization charge	$ 576,440	$ 10,927
Carrying value	4,112,350	4,742,854	$ 3,470,919
Additions	1,123,186	1,176,664
Impairment charge	1,169,440
Recognition of open orders	(7,811)	(87,802)
PARA OPS [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	562,240	0	0
Phantom System [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	0	0
Carrying value	0	1,149,585	564,700
Additions	19,855	584,885
Impairment charge	1,169,440
Recognition of open orders	0	0
Purchase Orders [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	0	0
Carrying value	4,387	12,198	0
Additions	0	0
Impairment charge	0
Recognition of open orders	(7,811)	(87,802)
ARWEN Tradename [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	8,800	6,968
Carrying value	28,232	37,032	0
Additions	0	0
Impairment charge	0
Recognition of open orders	$ 0	0
Useful life	5 years
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization charge	$ 5,000	3,959
Carrying value	41,041	46,041	$ 0
Additions	0	0
Impairment charge	0
Recognition of open orders	$ 0	$ 0
Useful life	10 years